Operating Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating Lease [Abstract]
Operating lease term	2 years
Operating lease liabilities - non-current portion	operating lease liabilities	operating lease liabilities
Operating lease expenses	$ 35,783	$ 47,297	$ 48,045